                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02979

Morgan Stanley Tax-Exempt Securities Trust
                             (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: December 31, 2005

Date of reporting period: December 31, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Tax-Exempt Securities Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.
Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report
For the year ended December 31, 2005

Total Return for the 12 Months Ended December 31, 2005

Class A	Class B	Class C	Class D	Lehman Brothers Municipal Bond Index[1]	Lipper General Municipal Debt Funds Index[2]
3.46%	3.00%	2.89%	3.52%	3.51%	3.70%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

Economic reports continued to show moderate growth in 2005, sustained by consumer spending and reasonable gains in employment. Core inflation (which excludes food and energy) remained benign, but protracted high oil prices fostered inflationary concerns, particularly during the summer. The unprecedented devastation caused by Hurricanes Rita and Katrina in September heightened the market's uncertainty. While the immediate economic impact was a major disruption of the nation's energy infrastructure, the economy showed considerable resilience in the fourth quarter. In fact, the consensus view developed that accelerated reconstruction in storm-ravaged areas would serve as a stimulus to future economic growth.

Throughout the year, the Federal Open Market Committee (the "Fed") continued the rate tightening pattern that began in June of 2004 and raised the federal funds target rate eight times in 25 basis point (0.25 percentage points) increments. As a result, the rate increased from 2.25 percent to 4.25 percent.

Yields on short-term municipal bonds followed the target rate during 2005 and rose steadily. In contrast, long-term bond yields were little changed for the period overall, reflecting strong demand for longer maturity bonds and the market's perception that the Fed was controlling inflation pressures. The slope of the yield curve flattened as the difference between short-term and long-term interest rates narrowed substantially. Representative yields on 30-year AAA rated municipal bonds ranged from a low of 4.20 percent in June to a high of 4.65 percent in November. At the end of December, the yield stood at 4.40 percent. Investors' quest for yield favored lower-quality bonds over high-grade issues and kept credit spreads relatively tight. (Credit spreads measure the added compensation investors require to assume additional credit risk. When credit spreads tighten, lower-rated issues typically outperform.)

Long-term municipal volume increased 13 percent to a record $408 billion in 2005. The flatter yield curve and low long-term interest rates encouraged municipalities to refinance their debt. Such refundings accounted for 30 percent of annual volume, nearly a 50 percent increase over 2004. Issuers in California, New York, Texas, Florida and Pennsylvania accounted for more than 40 percent of the total new underwriting volume.

The municipal-to-Treasury yield ratio, which gauges the performance between the two markets, remained attractive for tax-exempt bonds. During the year, the ratio of 10-year municipals to 10-year Treasuries averaged 86 percent and the 30-year ratio averaged 97 percent. (The higher the ratio, the greater the attractiveness of municipal yields relative to Treasury yields.) As a result, institutional investors—such as hedge funds and arbitrage accounts—that normally focus on taxable bond sectors "crossed-over" to purchase municipal bonds. Demand from individual investors was less robust, given the low absolute level of yields.

Performance Analysis

Morgan Stanley Tax-Exempt Securities Trust Class D shares outperformed the Lehman Brothers Municipal Bond Index and underperformed the Lipper General Municipal Debt Funds Index for the 12 months ended December 31, 2005. Class A, B and C shares underperformed the Lehman Brothers Municipal Bond Index and the Lipper General Municipal Debt Funds Index for the same period, assuming no deduction of applicable sales charges.

In anticipation of Fed tightenings and generally higher interest rates, the Fund made modest ongoing adjustments to its long-term portfolio to reduce volatility. For example, the Fund's interest-rate sensitivity was positioned conservatively. At the close of the period, the Fund's option-adjusted duration* was 6.5 years. The Fund used proceeds from the sale of refunded issues to purchase premium coupon bonds with defensive characteristics.

Overall, the Fund maintained a high average credit quality with 84 percent of the bonds in its portfolio rated A or higher at the close of the period. The Fund reduced exposure to insured AAA holdings and increased exposure to investment-grade credits rated A and BBB. Reflecting a commitment to diversification, the Fund's net assets of approximately $1.17 billion were invested among 17 long-term sectors and 157 credits.

* A measure of the sensitivity of a bond's price to changes in interest rates, expressed in years. Each year of duration represents an expected 1 percent change in the price of a bond for every 1 percent change in interest rates. The longer a bond's duration, the greater the effect of interest-rate movements on its price. Typically, funds with shorter durations perform better in rising-interest-rate environments, while funds with longer durations perform better when rates decline.
There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

TOP FIVE SECTORS
Transportation	20.1%
Water & Sewer	14.2
Electric	12.9
Hospital	9.8
IDR/PCR*	8.1

* Industrial Development/Pollution Control Revenue

LONG-TERM CREDIT ANALYSIS
Aaa/AAA	63.6%
Aa/AA	13.7
A/A	6.8
Baa/BBB	10.2
Ba/BB	2.2
NR	3.5

Data as of December 31, 2005. Subject to change daily. All percentages for top five sectors are as a percentage of net assets. All percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in securities that pay interest exempt from federal income taxes. This policy is fundamental and may not be changed without shareholder approval. The Fund's "Investment Adviser," Morgan Stanley Investment Advisors Inc., generally invests the Fund's assets in municipal obligations. Municipal obligations are bonds, notes or short-term commercial paper issued by state governments, local governments, and/or their respective agencies.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public

Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Distribution by Maturity
(% of Long-Term Portfolio) As of December 31, 2005

Weighted Average Maturity: 16 Years(a)

(a)	Where applicable maturities reflect mandatory tenders, puts and call dates.
Portfolio structure is subject to change.

Geographic Summary of Investments
Based on Market Value as a Percent of Net Assets

Alabama	0.5%
Alaska	3.2
Arizona	3.2
Arkansas	0.2
California	8.0
Colorado	3.5
Connecticut	1.1
District of Columbia	0.9
Florida	2.4
Georgia	3.7
Hawaii	1.2%
Idaho	0.1
Illinois	4.0
Indiana	2.7
Iowa	1.0
Kansas	0.5
Kentucky	3.9
Maryland	1.2
Massachusetts	2.0
Michigan	1.4
Missouri	1.7%
Nevada	2.3
New Hampshire	0.1
New Jersey	4.9
New Mexico	0.9
New York	13.6
North Carolina	2.0
North Dakota	0.2
Ohio	3.1
Pennsylvania	1.8
Puerto Rico	1.7%
South Carolina	1.8
Tennessee	1.3
Texas	10.9
Utah	1.4
Virginia	1.9
Washington	3.9
West Virginia	0.6
Wisconsin	1.3
Joint exemption*	(0.9)
Total†	99.2%

*	Joint exemption has been included in each geographic location.
†	Does not include open short futures contracts with an underlying face amount of $64,112,500 with unrealized depreciation of $175,870.

Call and Cost (Book) Yield Structure
(Based on Long-Term Portfolio) As of December 31, 2005

Years Bonds Callable—Weighted Average Call Protection: 6 Years

Cost (Book) Yield(b)—Weighted Average Book Yield: 5.5%

(a)	May include issues callable in previous years.
(b)	Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 6.9% on 10% of the long-term portfolio that is callable in 2006.
Portfolio structure is subject to change.

Performance Summary

Performance of $10,000 Investment — Class A and D

Average Annual Total Returns — Period Ended December 31, 2005

	Class A Shares* (since 03/27/80)		Class B Shares** (since 07/28/97)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 03/27/80)
Symbol	TAXAX		TAXBX		TAXCX		TAXDX
1 Year	3.46%[3]		3.00%[3]		2.89%[3]		3.52%[3]
	(0.94	) [4]	(1.89	) [4]	1.91	[4]	—
5 Years	5.16	[3]	4.70	[3]	4.59	[3]	5.33	[3]
	4.25	[4]	4.37	[4]	4.59	[4]	—
10 Years	5.13	[3]	—		—		5.33	[3]
	4.68	[4]	—		—		—
Since Inception	7.96	[3]	4.70	[3]	4.56	[3]	8.20	[3]
	7.78	[4]	4.70	[4]	4.56	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

Prior to July 28, 1997 the Fund offered only one class of shares. Because the distribution arrangement for Class A most closely resembled the distribution arrangement applicable prior to the implementation of multiple classes (i.e., Class A is sold with a front-end sales charge), historical performance information has been restated to reflect the actual maximum sales charge applicable to Class A (i.e., 4.25%) as compared to the 4.00% sales charge in effect prior to July 28, 1997. In addition, Class A shares are now subject to an ongoing 12b-1 fee which is reflected in the restated performance for that class.

Because all shares of the fund held prior to July 28, 1997 were designated Class D shares, the Fund's historical performance has been restated to reflect the absence of any sales charge.

*	The maximum front-end sales charge for Class A is 4.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Lehman Brothers Municipal Bond Index tracks the performance of municipal bonds rated at least Baa or BBB by Moody's Investors Service, Inc. or Standard & Poor's Corporation, respectively and with maturities of 2 years or greater. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper General Municipal Debt Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper General Municipal Debt Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on December 31, 2005.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/05 – 12/31/05.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	07/01/05	12/31/05	07/01/05 – 12/31/05
Class A
Actual (0.62% return)	$1,000.00	$1,006.20	$3.94
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.27	$3.97
Class B
Actual (0.45% return)	$1,000.00	$1,004.50	$5.71
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.51	$5.75
Class C
Actual (0.39% return)	$1,000.00	$1,003.90	$6.21
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.00	$6.26
Class D
Actual (0.66% return)	$1,000.00	$1,006.60	$2.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,022.53	$2.70

*	Expenses are equal to the Fund's annualized expense ratio of 0.78%, 1.13%, 1.23% and 0.53% for Class A, Class B, Class C and Class D shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2005

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Tax-Exempt Municipal Bonds (96.8%)
	General Obligation (7.3%)
	North Slope Borough, Alaska,
$3,000	Ser 2000 B (MBIA)	0.00%		06/30/09	$2,643,270
9,500	Ser 1999 A (MBIA)	0.00		06/30/10	8,037,380
25,000	Ser 2000 B (MBIA)	0.00		06/30/11	20,278,750
5,000	California, Various Purpose Dtd 04/01/02	6.00		04/01/19	5,882,050
4,000	Connecticut, College Savings 1989 Ser A	0.00		07/01/08	3,680,840
	Chicago, Illinois,
5,000	Refg Ser 1995 A-2 (Ambac)	6.25		01/01/14	5,817,900
2,000	Refg 2001 A (MBIA)	0.00	#	01/01/17	1,720,160
4,280	Chicago Park District, Illinois, Ser 2004 A (Ambac)	5.00		01/01/26	4,477,522
3,000	Clark County, Nevada, Transportation Ser 1992 A (Ambac)	6.50		06/01/17	3,653,340
2,000	New York City, New York, 2005 Ser G	5.00		12/01/25	2,080,940
5,000	New York State, Refg Ser 1995 B	5.70		08/15/10	5,060,000
10,000	South-Western City School District, Ohio, Ser 1999 (Ambac)	4.75		12/01/19	10,349,300
	Pennsylvania,
5,000	RITES PA – 1112 A (MBIA)	5.639‡		01/01/18	5,655,800
5,000	RITES PA – 1112 B (MBIA)	5.639‡		01/01/19	5,830,850
87,780					85,168,102
	Educational Facilities Revenue (4.5%)
4,000	California Public Works Board, University of California 1993 Refg Ser A	5.50		06/01/21	4,003,720
1,000	University of Idaho, Student Fee Ser H (FGIC)	5.25		04/01/31	1,061,060
2,000	Maryland Health & Educational Facilities Authority, The Johns Hopkins University Refg Ser 1998	5.125		07/01/20	2,112,420
400	Massachusetts Industrial Finance Agency, College of the Holy Cross 1996 Issue (MBIA)	5.50		03/01/16	409,408
	New York State Dormitory Authority,
5,000	City University Ser 2000 A (Ambac)	6.125		07/01/13	5,570,800
2,000	State University 1990 Ser	7.50		05/15/13	2,464,420
5,000	State University 1993 Ser	5.25		05/15/15	5,472,500
11,000	North Carolina Capital Facilities Finance Agency, Duke University Ser 2005 A	5.00		10/01/41	11,425,150
2,000	University of North Carolina at Wilmington, Student Housing Ser 2005 COPs (FGIC)	5.00		06/01/31	2,084,600
10,000	Texas State University, Ser 1998 A (FSA)	5.125		03/15/18	10,332,200
3,500	University of Texas, Ser 2004 D	5.00		08/15/25	3,676,120

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	University of West Virginia,
$2,000	Ser C 2004 (FGIC)	5.00%	10/01/27	$2,104,820
2,000	Ser C 2004 (FGIC)	5.00	10/01/28	2,100,340
49,900				52,817,558
	Electric Revenue (12.9%)
	Salt River Project Agricultural Improvement & Power District, Arizona,
25,000	Refg 1993 Ser C (Secondary MBIA)	5.50	01/01/10	26,954,250
2,500	Refg 2002 Ser A	5.25	01/01/19	2,694,725
9,000	Southern California Public Power Authority, Mead-Adelanto 1994 A (Ambac)	7.02‡	07/01/15	10,675,170
15,000	Colorado Springs, Colorado, Utilities Refg Ser 2002 (Ambac)	5.375	11/15/20	16,294,050
9,420	Georgia Municipal Electric Power Authority, Fifth Ser (Secondary MBIA)	6.50	01/01/17	11,213,380
4,000	Indiana Municipal Power Agency, Power Supply 2004 Ser A (FGIC)	5.00	01/01/32	4,160,240
3,050	Wyandotte County/Kansas City, Kansas, Utility Ser 2004 B (FSA)	5.00	09/01/27	3,206,343
5,000	Long Island Power Authority, New York, Ser 2000 A (FSA)	0.00	06/01/17	3,121,650
	North Carolina Municipal Power Agency,
5,000	Catawba Ser 1998 A (MBIA)	5.50	01/01/15	5,592,400
4,000	Catawba Ser 2003 A (MBIA)	5.25	01/01/19	4,307,800
15,000	Puerto Rico Electric Power Authority, Power Ser O	0.00	07/01/17	9,226,200
5,000	South Carolina Public Service Authority, Refg Ser 2002 D (FSA)	5.00	01/01/21	5,304,950
8,000	Memphis, Tennessee, Ser 2003 A (MBIA)	5.00	12/01/17	8,514,160
10,105	Intermountain Power Agency, Utah, Refg 1997 Ser B (MBIA)	5.75	07/01/19	10,634,502
3,000	Chelan County Public Utility District #1, Washington, Hydro Ser 1997 A (AMT)	5.60	07/01/32	3,101,790
	Grant County Public Utility District #2, Washington,
5,000	Refg Ser 2001 H (FSA)	5.375	01/01/18	5,365,050
5,000	Wanapum Hydro Refg Ser A 2005	5.00	01/01/38	5,181,500
7,330	Seattle Municipal Light & Power, Washington, Impr & Refg Ser 2001 (FSA)	5.50	03/01/18	7,900,567
3,000	Washington Public Power Supply System, Project #2 Refg Ser 1994 A (FGIC)	0.00	07/01/09	2,641,170
5,000	Wisconsin Public Power Inc, Power Supply Ser 2005 A (Ambac)	5.00	07/01/37	5,201,400
148,405				151,291,297
	Hospital Revenue (9.8%)
2,220	Birmingham-Carraway Special Care Facilities Financing Authority, Alabama, Carraway Methodist Health Ser 1995 A (Connie Lee)	5.875	08/15/15	2,268,463

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Glendale Industrial Development Authority, Arizona,
$3,250	John C Lincoln Health Network Ser 2005 B	5.25%	12/01/23	$3,373,305
2,250	John C Lincoln Health Network Ser 2005 B	5.25	12/01/25	2,337,187
2,000	University of Arkansas, UAMS Campus Ser 2004 B (MBIA)	5.00	11/01/34	2,092,160
	California Statewide Community Development Authority,
5,000	Adventist Healthwest 2005 Ser A	5.00	03/01/30	5,060,200
2,500	Huntington Memorial Hospital Ser 2005	5.00	07/01/35	2,568,525
3,560	Loma Linda, California, Loma Linda University Medical Center Ser 2005 A	5.00	12/01/22	3,662,243
3,000	Highlands County Health Facilities Authority, Florida, Adventist Health/Sunbelt Refg Ser 2005 B	5.00	11/15/30	3,045,390
5,000	Illinois Health Facilities Authority, Loyola University Health Ser 2001 A	6.00	07/01/21	5,333,150
5,980	Indiana Health Facilities Authority, Community Health Ser 2005 A (Ambac)	5.00	05/01/25	6,265,964
6,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health Refg Ser 2004	5.50	08/15/33	6,304,260
3,000	Massachusetts Health & Higher Educational Facilities Authority, UMass Memorial Ser D 2005	5.00	07/01/33	2,997,780
10,000	Missouri Health & Educational Facilities Authority, Barnes-Jewish/Christian Health Ser 1993 A	5.25	05/15/14	10,828,400
3,000	University of Missouri, Health Ser 1996 A (Ambac)	5.50	11/01/16	3,108,540
	Henderson, Nevada,
7,760	Catholic Health West 1998 Ser A	5.375	07/01/26	7,959,742
2,000	Catholic Health West 1998 Ser A	5.125	07/01/28	2,032,920
	New Jersey Health Care Facilities Financing Authority,
9,000	Robert Wood Johnson University Hospital Ser 2000	5.75	07/01/25	9,580,230
2,000	St Barnabas Health Refg Ser 1998 B (MBIA)	5.25	07/01/18	2,109,040
10,000	New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center 2003 Ser I	5.00	07/01/34	10,321,800
3,000	Erie County, Ohio, Firelands Regional Medical Center Ser 2002	5.625	08/15/32	3,128,100
5,000	Lorain County, Ohio, Catholic Health Ser 9 2001 A	5.25	10/01/33	5,213,650
5,000	Lehigh County General Purpose Authority, Pennsylvania, St Luke's of Bethlehem Hospital Ser A 2003	5.375	08/15/33	5,178,250
4,500	South Carolina Jobs Economic Development Authority, Palmetto Health Alliance Refg Ser 2003 C	6.875	08/01/27	5,213,115
5,000	North Central Texas Health Facilities Development Corporation, University Medical Center Inc Ser 1997 (FSA)	5.45	04/01/15	5,173,200
110,020				115,155,614

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Industrial Development/Pollution Control Revenue (8.1%)
	Tobacco Settlement Authority, Iowa,
$5,000	Ser 2005 C	5.375%	06/01/38	$4,910,900
7,000	Ser 2005 C	5.50	06/01/42	6,939,730
10,000	Michigan Strategic Fund, Detroit Edison Co Ser 1999 B (AMT)	5.65	09/01/29	10,512,500
	New Jersey Economic Development Authority,
6,000	Continental Airlines Inc Ser 1999 (AMT)††	6.625	09/15/12	5,943,360
4,000	Continental Airlines Inc Ser 1999 (AMT)	6.25	09/15/19	3,798,480
	New York City Industrial Development Agency, New York,
6,000	7 World Trade Center, LLC Ser A	6.25	03/01/15	6,150,240
5,000	7 World Trade Center, LLC Ser A	6.50	03/01/35	5,176,250
14,000	American Airlines Inc Ser 2005 (AMT)	7.625	08/01/25	14,357,560
6,000	New York Counties Tobacco Trust IV, New York, Ser 2005 A	5.00	06/01/45	5,651,520
3,000	Westchester Tobacco Asset Securitization Corporation, New York, Ser 2005	5.125	06/01/38	2,898,720
5,000	Brazos River Authority, Texas, Texas Utilities Electric Co Ser 1999 C (AMT)	7.70	03/01/32	5,946,700
10,000	Sabine River Authority, Texas, Texas Utilities Electric Co Refg Ser 2001 B (AMT) (Mandatory Tender 11/01/11)	5.75	05/01/30	10,698,200
1,000	Tobacco Settlement Financing Corporation, Virginia, Ser 2005	5.50	06/01/26	1,022,450
10,000	Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 A	6.90	02/01/13	10,126,300
92,000				94,132,910
	Mortgage Revenue – Multi-Family (0.6%)
	New York City Housing Developement Corporation, New York,
3,526	Ruppert Project – FHA Ins Sec 223F	6.50	11/15/18	3,706,805
3,367	Stevenson Commons Project – FHA Ins Sec 223F	6.50	05/15/18	3,539,790
6,893				7,246,595
	Mortgage Revenue – Single Family (1.4%)
6,040	Alaska Housing Finance Corporation, 1997 Ser A (MBIA)	6.00	06/01/27	6,255,265
1,920	California Housing Finance Agency, Home 1983 Ser B	0.00	08/01/15	866,438
	Colorado Housing & Finance Authority,
145	1997 Ser B-2 (AMT)	7.00	05/01/26	146,556
350	1998 Ser A-2 (AMT)	6.60	05/01/28	361,322
235	1997 Ser C-2 (AMT)	6.875	11/01/28	240,710
1,800	Hawaii Housing Finance & Development Corporation, Purchase 1997 Ser A (AMT)	5.75	07/01/30	1,815,642

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Chicago, Illinois,
$20	GNMA-Backed Ser 1997 A (AMT)	7.25%		09/01/28	$20,121
95	GNMA-Backed Ser 1997 B (AMT)	6.95		09/01/28	95,530
5	Massachusetts Housing Finance Agency, Housing Ser 21 (AMT)	7.125		06/01/25	5,005
	Missouri Housing Development Commission,
285	Homeownership 1996 Ser C (AMT)	7.45		09/01/27	286,630
115	Homeownership 1997 Ser A-2 ( AMT)	7.30		03/01/28	115,526
645	Homeownership 1997 Ser C-1	6.55		09/01/28	671,013
85	Homeownership 1998 Ser B-2 (AMT)	6.40		03/01/29	88,880
270	Homeownership Ser 2000 B-1 (AMT)	7.45		09/01/31	275,368
670	New Hampshire Housing Finance Authority, Mortgage Acquisition 2000 Ser B (AMT)	6.70		07/01/29	679,032
4,065	Ohio Housing Finance Agency, Residential 1996 Ser B-2 (AMT)	6.10		09/01/28	4,077,805
16,745					16,000,843
	Nursing & Health Related Facilities Revenue (0.2%)
200	Marion, Iowa, AHF/Kentucky-Iowa Inc Ser 2003	6.50	#	01/01/29	199,762
405	Kentucky Economic Development Financing Authority, AHF/Kentucky-Iowa Inc Ser 2003	6.50	#	01/01/29	408,511
1,710	Chester County Industrial Development Authority, Pennsylvania, RHA/PA Nursing Home Inc Ser 1989	8.50		05/01/32	1,730,605
2,315					2,338,878
	Public Facilities Revenue (2.5%)
3,710	Jefferson County, Alabama, School Ser 2004-A	5.25		01/01/23	3,933,639
2,000	North City West School Facilities Authority, California, Community District #1 Special Tax Ser 1995 B (FSA)	6.00		09/01/19	2,076,060
2,500	Jacksonville, Florida, Sales Tax Ser 2001 (Ambac)	5.50		10/01/17	2,725,025
2,500	Miami-Dade County, Florida, Ser 2005 (MBIA)	0.00	#	10/01/35	2,183,250
3,495	Illinois, Civic Center Dedicated Tax Ser 1991 (Ambac)	6.25		12/15/20	4,206,198
3,000	Albuquerque, New Mexico, Gross Receipts Lodgers' Tax Refg Ser 2004 A (FSA)	5.00		07/01/37	3,112,530
5,000	Ohio Building Authority, 2001 Ser A (FSA)	5.50		10/01/18	5,444,650
5,000	Charleston Educational Excellence Financing Corporation, South Carolina, Charleston County School District Ser 2005	5.25		12/01/30	5,289,000
27,205					28,970,352

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Recreational Facilities Revenue (2.4%)
$1,650	Metropolitan Football Stadium District, Colorado, Sales Tax Ser 1999 A (MBIA)	0.00%		01/01/11	$1,365,095
9,000	Mashantucket (Western) Pequot Tribe, Connecticut, Special 1997 Ser B (a)	5.75		09/01/27	9,273,150
20,000	Metropolitan Pier & Exposition Authority, Illinois, Refg Ser 2002 B (MBIA)	0.00	#	06/15/22	12,414,600
5,000	Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)	5.25		12/01/32	5,299,800
35,650					28,352,645
	Resource Recovery Revenue (0.5%)
5,000	Northeast Maryland Waste Disposal Authority, Montgomery County Ser 2003 (AMT) (Ambac)	5.50		04/01/16	5,397,550
	Retirement & Life Care Facilities Revenue (1.1%)
	Riverside County Public Financing Authority, California,
2,000	Air Force Village West Inc COPs	5.75		05/15/19	2,082,760
3,900	Air Force Village West Inc COPs	5.80		05/15/29	4,031,391
2,000	Montgomery County, Pennsylvania, White Marsh Ser 2005	6.125		02/01/28	2,095,620
5,000	Lubbock Health Facilities Development Corporation, Texas, Carillon Senior Life Care Ser 2005 A	6.625		07/01/36	4,973,400
12,900					13,183,171
	Tax Allocation Revenue (0.7%)
5,000	Rosemead Redevelopment Agency, California, Project #1 Ser 1993 A	5.60		10/01/33	5,003,200
3,000	United Government of Wyandotte County/Kansas City, Kansas, Area B Refg Ser 2005	5.00		12/01/20	3,106,470
8,000					8,109,670
	Transportation Facilities Revenue (20.1%)
5,000	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges Seismic Retrofit First Lien Ser 2003 A (Ambac)	5.00		07/01/36	5,202,900
10,000	Foothill/Eastern Transportation Corridor Agency, California, Ser 1999	0.00	#	01/15/27	8,678,100
5,000	San Francisco Bay Area Rapid Transit District, California, Sales Tax Ser 1998 (Ambac)	4.75		07/01/23	5,091,200
	E-470 Public Highway Authority, Colorado,
20,000	Ser 1997 B (MBIA)	0.00		09/01/14	13,940,400
5,000	Ser 1997 B (MBIA)	0.00		09/01/16	3,144,000

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$10,000	Metropolitan Washington Airport Authority, District of Columbia & Virginia, Ser 2001A (AMT) (MBIA) †††	5.50%	10/01/27	$10,698,200
8,500	Jacksonville, Florida, Transportation Ser 2001 (MBIA)	5.00	10/01/26	8,806,425
7,540	Mid-Bay Bridge Authority, Florida, Sr Lien Crossover Refg Ser 1993 A (Ambac)	5.85	10/01/13	8,112,286
	Atlanta, Georgia,
5,000	Airport Ser 2000 A (FGIC)	5.875	01/01/17	5,447,250
5,000	Airport Passenger Facilities Charge Ser 2004 C (FSA)	5.00	01/01/33	5,176,800
4,000	Airport Passenger Facilities Charge Ser 2004 J (FSA)	5.00	01/01/34	4,148,200
3,460	Hawaii, Airport 2000 Ser B (AMT) (FGIC)	6.625	07/01/17	3,849,977
5,000	Chicago, Illinois, O’Hare International Airport Ser 2005 A (MBIA)	5.25	01/01/24	5,414,600
6,000	Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA)	5.75	06/01/21	7,104,000
	Kentucky Turnpike Authority,
9,000	Economic Development Road Refg Ser 1995 (Ambac)	6.50	07/01/08	9,676,350
30,000	Resource Recovery Road 1987 Ser A	5.00	07/01/08	30,042,900
	Massachusetts Turnpike Authority,
3,735	Metropolitan Highway Ser 1997 A (MBIA)	5.00	01/01/37	3,795,806
7,145	Western 1997 Ser A (MBIA)	5.55	01/01/17	7,581,631
4,140	Missouri Highways & Transportation Commission, Ser A 2001	5.125	02/01/19	4,415,724
5,000	Clark County, Nevada, Airport Sub Lien Ser 2004 (AMT) (FGIC)	5.50	07/01/23	5,399,500
5,000	Nevada Department of Business & Industry, Las Vegas Monorail 1st Tier Ser 2000 (Ambac)	5.375	01/01/40	5,240,650
	New Jersey Turnpike Authority,
10,000	Ser 2003 A (FGIC)	5.00	01/01/27	10,454,600
3,000	Ser 2003 A (Ambac)	5.00	01/01/30	3,122,730
6,595	Albuquerque, New Mexico, Airport Refg Ser 1997 (AMT) (Ambac)	6.375	07/01/15	6,989,909
	Metropolitan Transportation Authority, New York,
1,460	Service Contract Ser 2002 A (MBIA)	5.50	01/01/20	1,594,787
5,000	Service Contract Ser 2002 B (MBIA)	5.50	07/01/24	5,461,600
10,000	Transportation Refg Ser 2002 A (Ambac)	5.50	11/15/18	11,022,800
10,000	Puerto Rico Highway & Transportation Authority, Refg Ser X	5.50	07/01/15	10,944,400
	Dallas Fort Worth International Airport, Texas,
4,000	Refg Ser 1995 (FGIC)	5.625	11/01/15	4,007,360
10,000	Ser A (AMT) (FSA)	5.25	11/01/24	10,473,200
4,735	Harris County, Texas, Sr Lien Toll Road Ser A	5.25	08/15/35	4,958,397
5,000	Houston, Texas, Airport Sub Lien Ser 2000 A (AMT) (FSA)	5.875	07/01/17	5,358,350
233,310				235,355,032

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Water & Sewer Revenue (14.2%)
$2,000	Phoenix Civic Improvement Corporation, Arizona, Wastewater Ser 2004 (MBIA)	5.00%	07/01/27	$2,102,460
3,230	Camarillo Public Finance Authority, California, Wastewater Ser 2005 (Ambac)	5.00	06/01/36	3,401,804
2,000	San Francisco Public Utilities Commission, California, Water 1996 Ser A	5.00	11/01/21	2,038,220
4,000	Atlanta, Georgia, Water and Wastewater Ser 2004 (FSA)	5.00	11/01/24	4,214,320
	Augusta, Georgia,
5,000	Water & Sewer Ser 2000 (FSA)	5.25	10/01/26	5,330,450
3,000	Water & Sewer Ser 2004 A (FSA)	5.25	10/01/39	3,200,910
5,000	Fulton County, Georgia, Water & Sewerage Ser 1998 (FGIC)	4.75	01/01/28	5,061,600
8,000	Indiana Bond Bank, Revolving Fund Ser 2001A	5.375	02/01/19	8,775,120
2,695	Indianapolis Local Public Improvement Bank, Indiana, Water Works Ser 2002 A (MBIA)	5.125	07/01/27	2,821,369
5,000	Louisville & Jefferson County Metropolitan Sewer District, Kentucky, Ser 1998 A (FGIC)	4.75	05/15/28	5,057,800
6,000	Boston Water & Sewer Commission, Massachusetts, 1998 Ser D (FGIC)	4.75	11/01/22	6,102,720
4,925	Detroit, Michigan, Water Supply Sr Lien Ser 2001 A (FGIC)	5.25	07/01/33	5,227,395
9,000	Passaic Valley Sewerage Commissioners, New Jersey, Ser F (FGIC)	5.00	12/01/19	9,628,200
	New York City Municipal Water Finance Authority, New York,
5,000	Water & Sewer 2005 Ser B (Ambac)	5.00	06/15/28	5,255,950
5,000	Water & Sewer 2004 Ser D	5.00	06/15/38	5,204,450
2,740	North Dakota Water Commission, Water Development 2005 Ser B (MBIA)	5.00	08/01/24	2,903,633
2,725	Cleveland, Ohio, Waterworks Impr & Refg 1998 Ser I (FSA)	5.00	01/01/23	2,821,846
5,000	Spartanburg, South Carolina, Jr Lien Water Ser 1998 (FGIC)	5.25	06/01/28	5,381,750
	Metropolitan Government of Nashville & Davidson County, Tennessee,
2,000	Refg 1986	5.50	01/01/16	2,003,800
5,000	Refg Ser 1998 A (FGIC)	4.75	01/01/22	5,089,300
35	Austin, Texas, Water & Wastewater Ser A (FSA)	5.75	05/15/17	38,391
	Houston, Texas,
20,000	Combined Utility, First Lien Refg Ser 2004 A (FSA)	5.25	05/15/22	21,534,800
5,000	Combined Utility First Lien Refg 2004 Ser A (MBIA)	5.25	05/15/25	5,361,750
	San Antonio, Texas,
1,000	Water & Refg Ser 2002 (FSA)	5.50	05/15/19	1,090,380
5,000	Water & Refg Ser 2002 (FSA)	5.00	05/15/28	5,166,350

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE		VALUE
$5,000	Tarrant Regional Water District, Texas, Water Ser 2002 (FSA)	5.375%	03/01/16		$5,458,750
1,300	Wichita Falls, Texas, Water & Sewer Ser 2001 (Ambac)	5.375	08/01/24		1,395,368
10,000	Richmond, Virginia, Public Utilities Refg Ser 2002 (FSA)	5.00	01/15/33		10,328,500
	Seattle, Washington,
10,000	Water Refg 2003 (MBIA)	5.00	09/01/20		10,590,000
10,000	Water Refg 2003 (MBIA)	5.00	09/01/23		10,530,100
3,000	West Virginia Water Development Authority, Loan Program IV Ser 2005 A (FSA)	5.00	11/01/44		3,104,700
157,650					166,222,186
	Other Revenue (5.1%)
10,000	California Economic Recovery, Ser 2004 A	5.00	07/01/16		10,768,200
	Golden State Tobacco Securitization Corporation, California,
4,000	Enhanced Asset-Backed Ser 2005 A (Ambac)	5.00	06/01/29		4,127,160
8,000	Enhanced Asset-Backed Ser 2005 A	5.00	06/01/45		8,068,480
	New Jersey Economic Development Authority,
2,000	Cigarette Tax Ser 2004	5.50	06/15/31		2,073,120
2,500	Cigarette Tax Ser 2004	5.75	06/15/34		2,634,150
7,000	New York City Transitional Finance Authority, New York, Refg 2003 Ser D (MBIA)	5.25	02/01/21		7,584,430
8,000	Refg 2003 Ser A	5.50	11/01/26		8,734,560
5,000	New York Local Government Assistance Corporation, Ser 1993 C	5.50	04/01/17		5,586,350
10,000	Sales Tax Asset Receivable Corporation, New York, 2005 Ser A (Ambac)	5.00	10/15/29		10,541,000
56,500					60,117,450
	Refunded (5.4%)
5,000	Denver, Colorado, Civic Center Ser 2000 B COPs (Ambac)	5.50	12/01/10	†	5,501,750
2,500	Mid-Bay Bridge Authority, Florida, Ser 1991 A (ETM)	6.875	10/01/22		3,269,200
8,000	Hawaii, 1999 Ser CT (FSA)	5.875	09/01/09	†	8,754,320
5,305	Indianapolis Local Public Improvement Bank, Indiana, Water Works Ser 2002 A (MBIA)	5.125	07/01/12	†	5,768,710
2,100	Massachusetts, Health & Educational Facilities Authority, Malden Hospital – FHA Ins Mtge Ser A	5.00	08/01/10	†	2,170,308
2,305	Henderson, Nevada, Catholic Health West 1998 Ser A	5.375	07/01/08	†	2,418,913
7,000	New Jersey Highway Authority, Senior Parkway 1999 Ser	5.625	01/01/10	†	7,646,310

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2005 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	New York State Dormitory Authority,
$7,800	State University Ser 2000 B	5.375%		05/15/10 †	$8,493,342
11,660	Suffolk County Judicial Ser 1986 (ETM)	7.375		07/01/16	14,087,379
5,000	Salt Lake City, Utah, IHC Hospital Inc Ser 1983 (ETM)	5.00		06/01/15	5,385,000
56,670					63,495,232
1,106,943	Total Tax-Exempt Municipal Bonds (Cost $1,058,827,408)				1,133,355,085
	Short-Term Tax-Exempt Municipal Obligations (2.4%)
4,300	Indiana Health Facility Financing Authority, Clarian Health Obligated Group Ser 2000 B (Demand 01/03/06)	3.80	*	03/01/30	4,300,000
1,000	Michigan Strategic Fund, Ford Motor Co Refg Ser 1991 A	7.10		02/01/06	999,120
11,600	Harris County Health Facilities Development Corporation, Texas, Methodist Hospital System Ser 2005 B (Demand 01/03/06)	3.70	*	02/15/31	11,600,000
10,500	San Antonio, Texas, Electric & Gas Refg Ser 1994 C INFLOS	6.32‡		02/01/06	10,526,460
27,400	Total Short-Term Tax-Exempt Municipal Obligations (Cost $27,384,691)				27,425,580
$1,134,343	Total Investments (Cost $1,086,212,099) (b) (c)			99.2%	1,160,780,665
	Other Assets in Excess of Liabilities			0.8	9,817,615
	Net Assets			100.0%	$1,170,598,280

AMT	Alternative Minimum Tax.
COPs	Certificates of Participation.
ETM	Escrowed to maturity.
INFLOS	Inverse Floating Rate Securities (Illiquid securities).
RITES	Residual Interest Tax-Exempt Securities (Illiquid securities).
†	Prerefunded to call date shown.
††	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $265,000.
†††	Joint exemption in locations shown.
‡	Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $32,688,280 which represents 2.8% of net assets.
#	Security is a ‘‘step-up’’ bond where the coupon increases on a predetermined future date.
*	Current coupon of variable rate demand obligation.
(a)	Resale is restricted to qualified institutional investors.
(b)	Securities have been designated as collateral in an amount equal to $63,673,280 in connection with open futures contracts.
(c)	The aggregate cost for federal income tax purposes is $1,085,213,581. The aggregate gross unrealized appreciation is $76,731,111 and the aggregate gross unrealized depreciation is $1,164,027 resulting in net unrealized appreciation of $75,567,084.
Bond Insurance:
Ambac	Ambac Assurance Corporation.
Connie Lee	Connie Lee Insurance Company – A wholly owned subsidiary of Ambac Assurance Corporation.
FGIC	Financial Guaranty Insurance Company.
FHA	Federal Housing Administration.
FSA	Financial Security Assurance Inc.
MBIA	Municipal Bond Investors Assurance Corporation.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Portfolio of Investments December 31, 2005 continued

Futures Contracts Open at December 31, 2005:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
500	Short	U.S. Treasury Notes 5 Yr March 2006	$(53,171,875)	$(122,470)
100	Short	U.S. Treasury Notes 10 Yr March 2006	(10,940,625)	(53,400)
		Total Unrealized Depreciation		$(175,870)

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Statements

Statement of Assets and Liabilities

December 31, 2005

Assets:
Investments in securities, at value (cost $1,086,212,099)	$1,160,780,665
Cash	93,969
Receivable for:
Interest	17,526,007
Investments sold	1,593,961
Shares of beneficial interest sold	846,882
Variation margin	40,628
Prepaid expenses and other assets	56,365
Total Assets	1,180,938,477
Liabilities:
Payable for:
Dividends and distributions to shareholders	8,395,799
Shares of beneficial interest redeemed	1,113,733
Investment advisory fee	354,319
Distribution fee	119,148
Administration fee	79,819
Transfer agent fee	69,770
Accrued expenses and other payables	207,609
Total Liabilities	10,340,197
Net Assets	$1,170,598,280
Composition of Net Assets:
Paid-in-capital	$1,093,914,915
Net unrealized appreciation	74,392,696
Accumulated undistributed net investment income	1,196,654
Accumulated undistributed net realized gain	1,094,015
Net Assets	$1,170,598,280
Class A Shares:
Net Assets	$162,922,347
Shares Outstanding (unlimited authorized, $.01 par value)	14,106,984
Net Asset Value Per Share	$11.55
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$12.06
Class B Shares:
Net Assets	$127,326,794
Shares Outstanding (unlimited authorized, $.01 par value)	10,974,090
Net Asset Value Per Share	$11.60
Class C Shares:
Net Assets	$31,910,977
Shares Outstanding (unlimited authorized, $.01 par value)	2,758,508
Net Asset Value Per Share	$11.57
Class D Shares:
Net Assets	$848,438,162
Shares Outstanding (unlimited authorized, $.01 par value)	73,483,756
Net Asset Value Per Share	$11.55

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Statements continued

Statement of Operations

For the year ended December 31, 2005

Net Investment Income:
Interest Income	$63,323,176
Expenses
Investment advisory fee	4,363,385
Administration fee	997,703
Distribution fee (Class A shares)	261,138
Distribution fee (Class B shares)	927,864
Distribution fee (Class C shares)	237,781
Transfer agent fees and expenses	766,133
Shareholder reports and notices	106,332
Registration fees	75,196
Professional fees	68,701
Custodian fees	53,729
Trustees' fees and expenses	30,785
Other	99,224
Total Expenses	7,987,971
Less: expense offset	(51,708)
Net Expenses	7,936,263
Net Investment Income	55,386,913
Net Realized and Unrealized Gain (Loss):
Net Realized Gain on:
Investments	16,516,161
Futures contracts	821,548
Net Realized Gain	17,337,709
Net Change in Unrealized Appreciation on:
Investments	(29,937,695)
Futures contracts	(175,870)
Net Depreciation	(30,113,565)
Net Loss	(12,775,856)
Net Increase	$42,611,057

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED DECEMBER 31, 2005	FOR THE YEAR ENDED DECEMBER 31, 2004
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$55,386,913	$61,349,601
Net realized gain	17,337,709	7,479,385
Net change in unrealized appreciation/depreciation	(30,113,565)	(18,556,636)
Net Increase	42,611,057	50,272,350
Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(6,743,121)	(5,439,670)
Class B shares	(6,025,274)	(8,501,332)
Class C shares	(1,286,864)	(1,445,596)
Class D shares	(40,540,956)	(46,269,847)
Net realized gain
Class A shares	(2,207,891)	(652,885)
Class B shares	(1,740,475)	(993,065)
Class C shares	(433,854)	(178,948)
Class D shares	(11,585,111)	(4,841,384)
Total Dividends and Distributions	(70,563,546)	(68,322,727)
Net decrease from transactions in shares of beneficial interest	(111,943,378)	(131,266,079)
Net Decrease	(139,895,867)	(149,316,456)
Net Assets:
Beginning of period	1,310,494,147	1,459,810,603
End of Period (Including accumulated undistributed net investment income of $1,196,654 and $136,694, respectively)	$1,170,598,280	$1,310,494,147

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2005

1.  Organization and Accounting Policies

Morgan Stanley Tax-Exempt Securities Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax, consistent with the preservation of capital. The Fund was incorporated in Maryland in 1979, commenced operations on March 27, 1980 and reorganized as a Massachusetts business trust on April 30, 1987. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

Effective August 29, 2005, the Board of Trustees of the Fund approved the implementation of a 2% redemption fee on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within seven days of purchase. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the mean between the last reported bid and asked price. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant. The Trustees believe that timely and reliable market quotations are generally not readily available for purposes of valuing tax-exempt securities and that the valuations supplied by the pricing service are more likely to approximate the fair value of such securities; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2005 continued

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C.    Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

F.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

G.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.  Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined as of the close of each business day: 0.42% to the portion of the daily net assets not exceeding $500 million; 0.345% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.295% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.27% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.25 billion; 0.245% to the portion of the daily net assets exceeding $1.25 billion but not exceeding $2.5 billion; and 0.22% to the portion of the daily net assets exceeding $2.5 billion.

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2005 continued

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3.  Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 0.60% of the average daily net assets of Class B; and (iii) Class C – up to 0.70% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $4,894,612 at December 31, 2005.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.70% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended December 31, 2005, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.17% and 0.70%, respectively.

The Distributor has informed the Fund that for the year ended December 31, 2005, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $34,184, $311,951 and $4,425, respectively and received $103,388 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.  Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended December 31, 2005, aggregated $204,631,766 and $330,011,624, respectively. Included in the aforementioned transactions are purchases of $12,004,450 with other Morgan Stanley funds.

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2005 continued

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the year ended December 31, 2005, included in Trustees' fees and expenses in the Statement of Operations amounted to $14,969. At December 31, 2005, the Fund had an accrued pension liability of $121,675 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2005 continued

5.  Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2005		FOR THE YEAR ENDED DECEMBER 31, 2004
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,488,336	$17,540,872	2,673,050	$31,459,356
Conversion from Class B	4,070,960	47,855,606	—	—
Reinvestment of dividends and distributions	514,918	6,019,708	383,151	4,525,839
Redeemed	(2,842,286)	(33,372,070)	(2,140,978)	(25,329,649)
Net increase – Class A	3,231,928	38,044,116	915,223	10,655,546
CLASS B SHARES
Sold	689,165	8,149,112	1,243,741	14,840,921
Conversion to Class A	(4,053,583)	(47,855,606)	—	—
Reinvestment of dividends and distributions	338,683	3,977,967	401,060	4,758,984
Redeemed	(2,497,406)	(29,507,159)	(4,380,329)	(51,922,900)
Net decrease – Class B	(5,523,141)	(65,235,686)	(2,735,528)	(32,322,995)
CLASS C SHARES
Sold	349,255	4,129,824	518,287	6,175,758
Reinvestment of dividends and distributions	99,486	1,164,502	88,239	1,044,089
Redeemed	(668,759)	(7,885,370)	(1,103,515)	(13,099,616)
Net decrease – Class C	(220,018)	(2,591,044)	(496,989)	(5,879,769)
CLASS D SHARES
Sold	1,108,486	13,039,474	1,577,615	18,705,671
Reinvestment of dividends and distributions	2,303,932	26,935,049	2,190,563	25,868,902
Redeemed	(10,390,894)	(122,135,287)	(12,569,676)	(148,293,434)
Net decrease – Class D	(6,978,476)	(82,160,764)	(8,801,498)	(103,718,861)
Net decrease in Fund	(9,489,707)	$(111,943,378)	(11,118,792)	$(131,266,079)

6.  Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2005 continued

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED DECEMBER 31, 2005	FOR THE YEAR ENDED DECEMBER 31, 2004
Tax-exempt income	$54,302,355	$61,267,339
Ordinary income	824,609	389,106
Long-term capital gains	15,436,582	6,666,282
Total distributions	$70,563,546	$68,322,727

As of December 31, 2005, the tax-basis components of accumulated earnings were as follows:

Undistributed tax-exempt income	$321,494
Undistributed long-term gains	918,273
Net accumulated earnings	1,239,767
Temporary differences	(123,486)
Net unrealized appreciation	75,567,084
Total accumulated earnings	$76,683,365

As of December 31, 2005, the Fund had temporary book/tax differences primarily attributable to mark-to-market of open futures contracts and book amortization of discounts on debt securities and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged $266,106, paid-in-capital was charged $3,156, and accumulated undistributed net investment income was credited $269,262.

7.  Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8.  Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

Morgan Stanley Tax-Exempt Securities Trust

Notes to Financial Statements December 31, 2005 continued

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

9.  Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED DECEMBER 31,
	2005	2004	2003	2002	2001
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.82	$11.97	$11.88	$11.50	$11.71
Income (loss) from investment operations:
Net investment income	0.52	0.53	0.54	0.56	0.59
Net realized and unrealized gain (loss)	(0.12)	(0.09)	0.10	0.46	(0.12)
Total income from investment operations	0.40	0.44	0.64	1.02	0.47
Less dividends and distributions from:
Net investment income	(0.51)	(0.53)	(0.54)	(0.56)	(0.58)
Net realized gain	(0.16)	(0.06)	(0.01)	(0.08)	(0.10)
Total dividends and distributions	(0.67)	(0.59)	(0.55)	(0.64)	(0.68)
Net asset value, end of period	$11.55	$11.82	$11.97	$11.88	$11.50
Total Return†	3.46%	3.82%	5.53%	9.03%	4.05%
Ratios to Average Net Assets(2):
Total expenses (before expense offset)	0.69%	0.65%	0.70%	0.67%	0.66	%(1)
Net investment income	4.39%	4.48%	4.58%	4.74%	4.97%
Supplemental Data:
Net assets, end of period, in thousands	$162,922	$128,578	$119,199	$120,659	$26,984
Portfolio turnover rate	17%	14%	15%	13%	17%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Does not reflect the effect of expense offset of 0.01%.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2005	2004	2003	2002	2001
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.87	$12.02	$11.93	$11.56	$11.76
Income (loss) from investment operations:
Net investment income	0.47	0.48	0.50	0.51	0.54
Net realized and unrealized gain (loss)	(0.12)	(0.09)	0.09	0.45	(0.11)
Total income from investment operations	0.35	0.39	0.59	0.96	0.43
Less dividends and distributions from:
Net investment income	(0.46)	(0.48)	(0.49)	(0.51)	(0.53)
Net realized gain	(0.16)	(0.06)	(0.01)	(0.08)	(0.10)
Total dividends and distributions	(0.62)	(0.54)	(0.50)	(0.59)	(0.63)
Net asset value, end of period	$11.60	$11.87	$12.02	$11.93	$11.56
Total Return†	3.00%	3.34%	5.12%	8.44%	3.68%
Ratios to Average Net Assets(2):
Total expenses (before expense offset)	1.12%	1.11%	1.09%	1.09%	1.09	%(1)
Net investment income	3.96%	4.02%	4.19%	4.32%	4.54%
Supplemental Data:
Net assets, end of period, in thousands	$127,327	$195,859	$231,146	$235,358	$200,293
Portfolio turnover rate	17%	14%	15%	13%	17%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Does not reflect the effect of expense offset of 0.01%.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2005	2004	2003	2002	2001
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.84	$11.99	$11.90	$11.53	$11.73
Income (loss) from investment operations:
Net investment income	0.45	0.46	0.49	0.50	0.52
Net realized and unrealized gain (loss)	(0.12)	(0.09)	0.09	0.44	(0.10)
Total income from investment operations	0.33	0.37	0.58	0.94	0.42
Less dividends and distributions from:
Net investment income	(0.44)	(0.46)	(0.48)	(0.49)	(0.52)
Net realized gain	(0.16)	(0.06)	(0.01)	(0.08)	(0.10)
Total dividends and distributions	(0.60)	(0.52)	(0.49)	(0.57)	(0.62)
Net asset value, end of period	$11.57	$11.84	$11.99	$11.90	$11.53
Total Return†	2.89%	3.24%	5.02%	8.34%	3.58%
Ratios to Average Net Assets(2):
Total expenses (before expense offset)	1.22%	1.21%	1.19%	1.19%	1.19	%(1)
Net investment income	3.86%	3.92%	4.09%	4.22%	4.44%
Supplemental Data:
Net assets, end of period, in thousands	$31,911	$35,265	$41,661	$29,648	$16,270
Portfolio turnover rate	17%	14%	15%	13%	17%

†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Does not reflect the effect of expense offset of 0.01%.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Financial Highlights continued

	FOR THE YEAR ENDED DECEMBER 31,
	2005	2004	2003	2002	2001
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.82	$11.96	$11.88	$11.50	$11.70
Income (loss) from investment operations:
Net investment income	0.54	0.55	0.57	0.58	0.61
Net realized and unrealized gain (loss)	(0.12)	(0.08)	0.08	0.46	(0.11)
Total income from investment operations	0.42	0.47	0.65	1.04	0.50
Less dividends and distributions from:
Net investment income	(0.53)	(0.55)	(0.56)	(0.58)	(0.60)
Net realized gain	(0.16)	(0.06)	(0.01)	(0.08)	(0.10)
Total dividends and distributions	(0.69)	(0.61)	(0.57)	(0.66)	(0.70)
Net asset value, end of period	$11.55	$11.82	$11.96	$11.88	$11.50
Total Return†	3.52%	4.05%	5.67%	9.21%	4.31%
Ratios to Average Net Assets(2):
Total expenses (before expense offset)	0.52%	0.51%	0.49%	0.49%	0.49	%(1)
Net investment income	4.56%	4.62%	4.79%	4.92%	5.14%
Supplemental Data:
Net assets, end of period, in thousands	$848,438	$950,792	$1,067,805	$1,152,783	$1,189,492
Portfolio turnover rate	17%	14%	15%	13%	17%

†	Calculated based on the net asset value as of the last business day of the period.
(1)	Does not reflect the effect of expense offset of 0.01%.
(2)	Reflects overall Fund ratios for investment income and non-class specific expenses.

See Notes to Financial Statements

Morgan Stanley Tax-Exempt Securities Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Tax-Exempt Securities Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Tax-Exempt Securities Trust (the "Fund"), including the portfolio of investments, as of December 31, 2005, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Tax-Exempt Securities Trust as of December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
February 17, 2006

Morgan Stanley Tax-Exempt Securities Trust

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (64) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since April 1994	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	197	Director of various business organizations.
Edwin J. Garn (73) 1031 N. Chartwell Court Salt Lake City, UT 84103	Trustee	Since January 1993	Consultant; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp. (utility company); formerly Managing Director of Summit Ventures LLC (2000-2004) (lobbying and consulting firm); United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	197	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), Escrow Bank USA (industrial loan corporation); United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (71) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 1177 Avenue of the Americas New York, NY 10036	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	197	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Tax-Exempt Securities Trust

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (56) c/o Johnson Smick Group, Inc. 888 16th Street, N.W. Suite 740 Washington, D.C. 20006	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	197	Director of NVR, Inc. (home construction); Director of KFX Energy; Director of RBS Greenwich Capital Holdings (financial holding company).
Joseph J. Kearns (63) c/o Kearns & Associates LLC PMB754 23852 Pacific Coast Highway Malibu, CA 90265	Trustee	Since July 2003	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	198	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (69) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY 10022	Trustee	Since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	197	None.
Fergus Reid (73) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY 12564	Trustee	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	198	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Tax-Exempt Securities Trust

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (72) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	197	None.
James F. Higgins (57) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	197	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds, as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Adviser and any funds that have an investment adviser that is an affiliated person of the Investment Adviser (including, but not limited to, Morgan Stanley Investment Management Inc.).

Morgan Stanley Tax-Exempt Securities Trust

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Ronald E. Robison (66) 1221 Avenue of the Americas New York, NY 10020	President and Principal Executive Officer	Since May 2003	President (since September 2005) and Principal Executive Officer of funds in the Fund Complex (since May 2003); Managing Director of Morgan Stanley & Co. Incorporated and Morgan Stanley; Managing Director and Director of Morgan Stanley Investment Management Inc., Morgan Stanley Distribution Inc. and Morgan Stanley Distributors Inc.; Managing Director, Chief Administrative Officer and Director of Morgan Stanley Investment Advisors Inc. and Morgan Stanley Services Company Inc.; Chief Executive Officer and Director of Morgan Stanley Trust; Director of Morgan Stanley SICAV (since May 2004); President (since September 2005) and Principal Executive Officer (since May 2003) of the Van Kampen Funds; previously, Executive Vice President (July 2003-September 2005) of funds in the Fund Complex and the Van Kampen Funds. He was also previously President and Director of the Institutional Funds (March 2001-July 2003), Chief Global Operations Officer of Morgan Stanley Investment Management Inc. and Chief Executive Officer and Chairman of Van Kampen Investor Services.
J. David Germany (51) 25 Cabot Square, Canary Wharf, London, United Kingdom E144QA	Vice President	Since February 2006	Managing Director and Chief Investment Officer – Global Fixed Income of Morgan Stanley Investment Management Inc., Morgan Stanley Investment Advisors Inc. and Van Kampen Asset Management. Managing Director and Director of Morgan Stanley Investment Management Ltd. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds.
Dennis F. Shea (52) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 2006	Managing Director and Chief Investment Officer − Global Equity of Morgan Stanley Investment Advisors Inc., Morgan Stanley Investment Management Inc. and Van Kampen Asset Management. Vice President (since February 2006) of the Morgan Stanley Retail Funds and Morgan Stanley Institutional Funds. Previously, Managing Director and Director of Global Equity Research at Morgan Stanley.
Barry Fink (50) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000) of the Investment Adviser and the Administrator; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary (February 1997-July 2003) and General Counsel (February 1997-April 2004) of the Retail Funds; previously Secretary (1997-2006) and Director (1997-2005) of the Investment Adviser and the Administrator; and Secretary and Director of the Distributor (1997-2005).

Morgan Stanley Tax-Exempt Securities Trust

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Amy R. Doberman (43) 1221 Avenue of Americas New York, NY 10020	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management; Managing Director (since July 2004) and Secretary (since February 2006) of Morgan Stanley Investment Management Inc. and the Investment Adviser; Managing Director and Secretary of the Distributor (since February 2006); Managing Director (since February 2005) and Secretary (since February 2006) of the Administrator; Vice President of the Institutional and Retail Funds (since July 2004); various positions with the Van Kampen Funds and certain of their service providers; previously, Managing Director and General Counsel – Americas, UBS Global Asset Management (July 2000-July 2004).
Carsten Otto (42) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Managing Director and U.S. Director of Compliance for Morgan Stanley Investment Management Inc. (since October 2004); Managing Director of the Investment Adviser and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.
Stefanie V. Chang (39) 1221 Avenue of the Americas New York, NY 10020	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Adviser; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); various positions with the Van Kampen Funds; formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).
Francis J. Smith (40) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Adviser and the Administrator (since December 2001); previously, Vice President of the Retail Funds (September 2002-July 2003); Vice President of the Investment Adviser and the Administrator (August 2000-November 2001).

Morgan Stanley Tax-Exempt Securities Trust

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Thomas F. Caloia (59) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ 07311	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Adviser, the Distributor and the Administrator; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Adviser, the Distributor and the Administrator.

Mary E. Mullin (38) 1221 Avenue of the Americas New York, NY 10020	Secretary	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Adviser; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds, as applicable.

2005 Federal Tax Notice (unaudited)

During the year ended December 31, 2005, the Fund paid to its shareholders the following per share amounts from the sources indicated below:

	CLASS A	CLASS B	CLASS C	CLASS D
Tax exempt income	$0.51	$0.46	$0.44	$0.58
Long-Term Capital Gains	$0.15	$0.15	$0.15	$0.15

(This page has been left blank intentionally.)

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Adviser

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2005 Morgan Stanley

37950 RPT RA06-00120P-Y12/05	MORGAN STANLEY FUNDS
Morgan Stanley Tax-Exempt Securities Trust Annual Report December 31, 2005

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the
Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

Additionally, Exhibit B was amended to remove Mitchell M. Merin as a covered officer.

(d) Not applicable.

(e) Not applicable.

(f)

         (1) The Fund's Code of Ethics is attached hereto as Exhibit A.

         (2) Not applicable.

         (3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

                                       2

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

           2005
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $ 47,993              N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $    540 (2)          $ (2)
                        TAX FEES...................         $  4,636 (3)          $ (4)
                        ALL OTHER FEES...........           $ -                   $ -
              TOTAL NON-AUDIT FEES..........                $  5,176              $

              TOTAL..............................           $ 53,169              $

           2004
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $ 45,712              N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES.....             $    452 (2)          $3,746,495 (2)
                        TAX FEES..................          $  5,627 (3)          $   79,800 (4)
                        ALL OTHER FEES...........           $ -                   $ - (5)
              TOTAL NON-AUDIT FEES.........                 $  6,079              $3,826,295

              TOTAL..............................           $ 51,791              $3,826,295

              N/A- Not applicable, as not required by Item 4.

              (1)   Covered Entities include the Adviser (excluding
                    sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
              (2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered
                    Entities' and funds advised by the Adviser or its
                    affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
              (3)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the preparation and review of the Registrant's tax returns.
              (4)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the review of
                    Covered Entities' tax returns.
              (5)   All other fees represent project management for future
                    business applications and improving business and operational processes.

                                       3

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                      APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

     1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

-------------
(1)  This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
     Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                       4

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

     2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

     3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                       5

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

     6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

     7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

     8. PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                       6

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

     9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

     10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company, Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

                                       7

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J.
Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

                                       8

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable only to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       9

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Tax-Exempt Securities Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
February 9, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
February 9, 2006

                                       10

                                                                    EXHIBIT 12 A

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS
            ADOPTED SEPTEMBER 28, 2004, AS AMENDED SEPTEMBER 20, 2005

I.   This Code of Ethics (the "Code") for the investment companies within the
     Morgan Stanley complex identified in Exhibit A (collectively, "Funds" and each, a "Fund") applies to each Fund's Principal Executive Officer,
     President, Principal Financial Officer and Treasurer (or persons performing similar functions) ("Covered Officers" each of whom are set forth in
     Exhibit B) for the purpose of promoting:

     o    honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

     o    full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in other public communications made by the Fund;

     o    compliance with applicable laws and governmental rules and regulations;

     o    prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

     o    accountability for adherence to the Code.

     Each Covered Officer should adhere to a high standard of business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II. COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS
    OF INTEREST

     OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

     Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the

                                       11

Investment Company Act of 1940 ("Investment Company Act") and the Investment
Advisers Act of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

     Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

     Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the
Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

     Each Covered Officer must not:

     o    use his personal influence or personal relationships improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly);

     o    cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

     o    use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade personally in contemplation of the market effect of such transactions.

                                       12

     Each Covered Officer must, at the time of signing this Code, report to the
General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

     Conflict of interest situations should always be approved by the General
Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

     o    service or significant business relationships as a director on the board of any public or private company;

     o    accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any person or entity with which the Fund has current or prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

     o    any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

     o    a direct or indirect financial interest in commissions, transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer's employment, such as compensation or equity ownership.

III. DISCLOSURE AND COMPLIANCE

     o    Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally applicable to the
          Funds;

     o    each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others, whether within or outside the Fund, including to the Fund's Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

     o    each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the
          Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

                                       13

     o    it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

IV.  REPORTING AND ACCOUNTABILITY

     Each Covered Officer must:

     o    upon adoption of the Code (thereafter as applicable, upon becoming a
          Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

     o    annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

     o    not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith; and

     o    notify the General Counsel promptly if he/she knows or suspects of any violation of this Code. Failure to do so is itself a violation of this
          Code.

     The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

     The Funds will follow these procedures in investigating and enforcing this
Code:

     o    the General Counsel will take all appropriate action to investigate any potential violations reported to him;

     o    if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

     o    any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

     o    if the directors/trustees/managing general partners who are not
          "interested persons" as defined by the Investment Company Act (the
          "Independent Directors/Trustees/Managing General Partners") of the
          relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to, applicable

-------------
(2)  Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       14

          policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the
          Covered Officer or other appropriate disciplinary actions;

     o    the Independent Directors/Trustees/Managing General Partners of the
          relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

     o    any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.   OTHER POLICIES AND PROCEDURES

     This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.  AMENDMENTS

     Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII. CONFIDENTIALITY

     All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly.
Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent Directors/Trustees/Managing
General Partners of the relevant Fund or Funds and their counsel, the relevant
Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       15

VIII. INTERNAL USE

     The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date:
     --------------------

                                       16

                                    EXHIBIT A
                                    ---------

                                    FUND LIST

                                       AT
                               SEPTEMBER 20, 2005

RETAIL FUNDS
------------

OPEN-END RETAIL FUNDS

    TAXABLE MONEY MARKET FUNDS
    --------------------------

1.  Active Assets Government Securities Trust ("AA Government")
2.  Active Assets Institutional Government Securities Trust ("AA Institutional
    Government")
3.  Active Assets Institutional Money Trust ("AA Institutional Money")
4.  Active Assets Money Trust ("AA Money")
5.  Morgan Stanley Liquid Asset Fund Inc. ("Liquid Asset")
6.  Morgan Stanley U.S. Government Money Market Trust ("Government Money")

    TAX-EXEMPT MONEY MARKET FUNDS
    -----------------------------

7.  Active Assets California Tax-Free Trust ("AA California")
8.  Active Assets Tax-Free Trust ("AA Tax-Free")
9.  Morgan Stanley California Tax-Free Daily Income Trust ("California Tax-Free
    Daily")
10. Morgan Stanley New York Municipal Money Market Trust ("New York
    Money")
11. Morgan Stanley Tax-Free Daily Income Trust ("Tax-Free Daily")

    EQUITY FUNDS
    ------------

12. Morgan Stanley Aggressive Equity Fund ("Aggressive Equity")+
13. Morgan Stanley Allocator Fund ("Allocator Fund")+
14. Morgan Stanley American Opportunities Fund ("American Opportunities")+
15. Morgan Stanley Biotechnology Fund ("Biotechnology Fund")+
16. Morgan Stanley Capital Opportunities Trust ("Capital Opportunities")+
17. Morgan Stanley Developing Growth Securities Trust ("Developing Growth")+
18. Morgan Stanley Dividend Growth Securities Inc. ("Dividend Growth")+
19. Morgan Stanley Equally-Weighted S&P 500 Fund ("Equally-Weighted S&P 500")+
20. Morgan Stanley European Equity Fund Inc. ("European Equity")+
21. Morgan Stanley Financial Services Trust ("Financial Services")+
22. Morgan Stanley Fundamental Value Fund ("Fundamental Value")+
23. Morgan Stanley Global Advantage Fund ("Global Advantage")+
24. Morgan Stanley Global Dividend Growth Securities ("Global Dividend Growth")+

                                       17

25. Morgan Stanley Global Utilities Fund ("Global Utilities")+
26. Morgan Stanley Growth Fund ("Growth Fund")+
27. Morgan Stanley Health Sciences Trust ("Health Sciences")+
28. Morgan Stanley Income Builder Fund ("Income Builder")+
29. Morgan Stanley Information Fund ("Information Fund")+
30. Morgan Stanley International Fund ("International Fund")+
31. Morgan Stanley International SmallCap Fund ("International SmallCap")+
32. Morgan Stanley International Value Equity Fund ("International Value")+
33. Morgan Stanley Japan Fund ("Japan Fund")+
34. Morgan Stanley KLD Social Index Fund ("KLD Social Index")+
35. Morgan Stanley Mid-Cap Value Fund (Mid-Cap Value")+
36. Morgan Stanley Multi-Asset Class Fund ("Multi-Asset Class")+
          o Domestic Portfolio
37. Morgan Stanley Nasdaq-100 Index Fund ("Nasdaq-100")+
38. Morgan Stanley Natural Resource Development Securities Inc. ("Natural
    Resource")+
39. Morgan Stanley Pacific Growth Fund Inc. ("Pacific Growth")+
40. Morgan Stanley Real Estate Fund ("Real Estate")+
41. Morgan Stanley Small-Mid Special Value Fund (Small-Mid Special Value")+
42. Morgan Stanley S&P 500 Index Fund ("S&P500 Index")+
43. Morgan Stanley Special Growth Fund ("Special Growth")+
44. Morgan Stanley Special Value Fund ("Special Value")+
45. Morgan Stanley Total Market Index Fund ("Total Market Index")+
46. Morgan Stanley Total Return Trust ("Total Return")+
47. Morgan Stanley Utilities Fund ("Utilities Fund")+
48. Morgan Stanley Value Fund ("Value Fund")+

    BALANCED FUNDS
    --------------

49. Morgan Stanley Balanced Growth Fund ("Balanced Growth")+
50. Morgan Stanley Balanced Income Fund ("Balanced Income")+

    ASSET ALLOCATION FUND
    ---------------------

51. Morgan Stanley Strategist Fund ("Strategist Fund")+

    TAXABLE FIXED-INCOME FUNDS
    --------------------------

52. Morgan Stanley Convertible Securities Trust ("Convertible Securities")+
53. Morgan Stanley Flexible Income Trust ("Flexible Income")+
54. Morgan Stanley Income Trust ("Income Trust")+
55. Morgan Stanley High Yield Securities Inc. ("High Yield Securities")+
56. Morgan Stanley Limited Duration Fund ("Limited Duration Fund")
57. Morgan Stanley Mortgage Securities Trust ("Mortgage Securities")+
58. Morgan Stanley Limited Duration U.S. Treasury Trust ("Limited Duration
    Treasury")
59. Morgan Stanley Total Return Income Securities Fund ("Total Return Income")+

                                       18

60. Morgan Stanley U.S. Government Securities Trust ("Government Securities")+

    TAX-EXEMPT FIXED-INCOME FUNDS
    -----------------------------

61. Morgan Stanley California Tax-Free Income Fund ("California Tax-Free")+
62. Morgan Stanley Limited Term Municipal Trust ("Limited Term Municipal")
63. Morgan Stanley New York Tax-Free Income Fund ("New York Tax-Free")+
64. Morgan Stanley Tax-Exempt Securities Trust ("Tax-Exempt Securities")+

    SPECIAL PURPOSE FUNDS
    ---------------------
65. Morgan Stanley Select Dimensions Investment Series ("Select Dimensions")

       o American Opportunities Portfolio
       o Balanced Growth Portfolio
       o Capital Opportunities Portfolio
       o Developing Growth Portfolio
       o Dividend Growth Portfolio
       o Equally-Weighted S&P 500 Portfolio
       o Flexible Income Portfolio
       o Global Equity Portfolio
       o Growth Portfolio
       o Money Market Portfolio
       o Utilities Portfolio

66. Morgan Stanley Variable Investment Series ("Variable Investment")
       o Aggressive Equity Portfolio
       o Dividend Growth Portfolio
       o Equity Portfolio
       o European Growth Portfolio
       o Global Advantage Portfolio
       o Global Dividend Growth Portfolio
       o High Yield Portfolio
       o Income Builder Portfolio
       o Information Portfolio
       o Limited Duration Portfolio
       o Money Market Portfolio
       o Quality Income Plus Portfolio
       o S&P 500 Index Portfolio
       o Strategist Portfolio
       o Utilities Portfolio

                                       19

CLOSED-END RETAIL FUNDS

    TAXABLE FIXED-INCOME CLOSED-END FUNDS
    -------------------------------------
67. Morgan Stanley Government Income Trust ("Government Income")
68. Morgan Stanley Income Securities Inc. ("Income Securities")
69. Morgan Stanley Prime Income Trust ("Prime Income")

    TAX-EXEMPT FIXED-INCOME CLOSED-END FUNDS
    ----------------------------------------
70. Morgan Stanley California Insured Municipal Income Trust ("California
    Insured Municipal")
71. Morgan Stanley California Quality Municipal Securities ("California Quality
    Municipal")
72. Morgan Stanley Insured California Municipal Securities ("Insured California
    Securities")
73. Morgan Stanley Insured Municipal Bond Trust ("Insured Municipal Bond")
74. Morgan Stanley Insured Municipal Income Trust ("Insured Municipal Income")
75. Morgan Stanley Insured Municipal Securities ("Insured Municipal Securities")
76. Morgan Stanley Insured Municipal Trust ("Insured Municipal Trust")
77. Morgan Stanley Municipal Income Opportunities Trust ("Municipal
    Opportunities")
78. Morgan Stanley Municipal Income Opportunities Trust II ("Municipal
    Opportunities II")
79. Morgan Stanley Municipal Income Opportunities Trust III ("Municipal
    Opportunities III")
80. Morgan Stanley Municipal Premium Income Trust ("Municipal Premium")
81. Morgan Stanley New York Quality Municipal Securities ("New York Quality
    Municipal")
82. Morgan Stanley Quality Municipal Income Trust ("Quality Municipal Income")
83. Morgan Stanley Quality Municipal Investment Trust ("Quality Municipal
    Investment")
84. Morgan Stanley Quality Municipal Securities ("Quality Municipal Securities")

+-  Denotes Retail Multi-Class Fund

                               INSTITUTIONAL FUNDS
                               -------------------

OPEN-END INSTITUTIONAL FUNDS

1.       Morgan Stanley Institutional Fund, Inc. ("Institutional Fund Inc.")

         Active Portfolios:
              o Active International Allocation Portfolio
              o Emerging Markets Portfolio
              o Emerging Markets Debt Portfolio
              o Equity Growth Portfolio
              o European Real Estate Portfolio
              o Focus Equity Portfolio
              o Global Franchise Portfolio

                                       20

              o Global Value Equity Portfolio
              o International Equity Portfolio
              o International Magnum Portfolio
              o International Small Cap Portfolio
              o Money Market Portfolio
              o Municipal Money Market Portfolio
              o Small Company Growth Portfolio
              o U.S. Real Estate Portfolio
              o Value Equity Portfolio

         Inactive Portfolios*:

              o China Growth Portfolio
              o Gold Portfolio
              o Large Cap Relative Value Portfolio
              o MicroCap Portfolio
              o Mortgage-Backed Securities Portfolio
              o Municipal Bond Portfolio
              o U.S. Equity Plus Portfolio

2.       Morgan Stanley Institutional Fund Trust ("Institutional Fund Trust")

         Active Portfolios:

              o Advisory Foreign Fixed Income II Portfolio
              o Advisory Foreign Fixed Income Portfolio
              o Advisory Mortgage Portfolio
              o Balanced Portfolio
              o Core Plus Fixed Income Portfolio
              o Equity Portfolio
              o High Yield Portfolio
              o Intermediate Duration Portfolio
              o International Fixed Income Portfolio
              o Investment Grade Fixed Income Portfolio
              o Limited Duration Portfolio
              o Mid-Cap Growth Portfolio
              o Municipal Portfolio
              o U.S. Core Fixed Income Portfolio
              o U.S. Mid-Cap Value Portfolio
              o U.S. Small-Cap Value Portfolio
              o Value Portfolio

-----------------
* Have not commenced or have ceased operations

                                       21

         Inactive Portfolios*:
              o Balanced Plus Portfolio
              o Growth Portfolio
              o Investment Grade Credit Advisory Portfolio
              o Mortgage Advisory Portfolio
              o New York Municipal Portfolio
              o Targeted Duration Portfolio
              o Value II Portfolio

3.       The Universal Institutional Funds, Inc. ("Universal Funds")

         Active Portfolios:
              o Core Plus Fixed Income Portfolio
              o Emerging Markets Debt Portfolio
              o Emerging Markets Equity Portfolio
              o Equity and Income Portfolio
              o Equity Growth Portfolio
              o Global Franchise Portfolio
              o Global Value Equity Portfolio
              o High Yield Portfolio
              o International Magnum Portfolio
              o Mid-Cap Growth Portfolio
              o Money Market Portfolio
              o Small Company Growth Portfolio
              o Technology Portfolio
              o U.S. Mid-Cap Value Portfolio
              o U.S. Real Estate Portfolio
              o Value Portfolio

         Inactive Portfolios*:

              o Balanced Portfolio
              o Capital Preservation Portfolio
              o Core Equity Portfolio
              o International Fixed Income Portfolio
              o Investment Grade Fixed Income Portfolio
              o Latin American Portfolio
              o Multi-Asset Class Portfolio
              o Targeted Duration Portfolio

4.       Morgan Stanley Institutional Liquidity Funds ("Liquidity Funds")

-----------------
* Have not commenced or have ceased operations

                                       22

         Active Portfolios:

              o Government Portfolio
              o Money Market Portfolio
              o Prime Portfolio
              o Tax-Exempt Portfolio
              o Treasury Portfolio

         Inactive Portfolios*:

              o Government Securities Portfolio
              o Treasury Securities Portfolio

CLOSED-END INSTITUTIONAL FUNDS

5.  Morgan Stanley Asia-Pacific Fund, Inc. ("Asia-Pacific Fund")
6.  Morgan Stanley Eastern Europe Fund, Inc. ("Eastern Europe")
7.  Morgan Stanley Emerging Markets Debt Fund, Inc. ("Emerging Markets Debt")
8.  Morgan Stanley Emerging Markets Fund, Inc. ("Emerging Markets Fund")
9.  Morgan Stanley Global Opportunity Bond Fund, Inc. ("Global Opportunity")
10. Morgan Stanley High Yield Fund, Inc. ("High Yield Fund")
11. The Latin American Discovery Fund, Inc. ("Latin American Discovery")
12  The Malaysia Fund, Inc. ("Malaysia Fund")
13. The Thai Fund, Inc. ("Thai Fund")
14. The Turkish Investment Fund, Inc. ("Turkish Investment")

CLOSED-END FUND OF HEDGE FUNDS

15. Morgan Stanley Institutional Fund of Hedge Funds ("Fund of Hedge Funds")

                                 IN REGISTRATION
MORGAN STANLEY RETAIL FUNDS
1.  Morgan Stanley American Franchise Fund

FUNDS OF HEDGE FUNDS
1.  Morgan Stanley Absolute Return Fund
2.  Morgan Stanley Institutional Fund of Hedge Funds II

-----------------
* Have not commenced or have ceased operations

                                       23

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison -President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                   MORGAN STANLEY INDIA INVESTMENT FUND, INC.
                                COVERED OFFICERS
                                ----------------

          Ronald E. Robison - President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                       24

                                    EXHIBIT C
                                    ---------

                                 GENERAL COUNSEL
                                 ---------------

                                   Barry Fink

                                       25

                                                                   EXHIBIT 12 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Tax-Exempt
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       26

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 9, 2006
                                                     /s/ Ronald E. Robison
                                                     Ronald E. Robison
                                                     Principal Executive Officer

                                       27

                                                                   EXHIBIT 12 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Tax-Exempt
     Securities Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the
     Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

b)   designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

                                       28

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date: February 9, 2006
                                                 /s/ Francis Smith
                                                 Francis Smith
                                                 Principal Financial Officer

                                       29

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Tax-Exempt Securities Trust

     In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended December 31, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 9, 2006                              /s/ Ronald E. Robison
                                                    ---------------------------
                                                    Ronald E. Robison
                                                    Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax-Exempt Securities Trust and will be retained by
Morgan Stanley Tax-Exempt Securities Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       30

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Tax-Exempt Securities Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended December 31, 2005 that is accompanied by this certification, the undersigned hereby certifies that:

1.   The Report fully complies with the requirements of Section 13(a) or 15(d)
     of the Securities Exchange Act of 1934; and

2.   The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: February 9, 2006                            /s/ Francis Smith
                                                  ----------------------
                                                  Francis Smith
                                                  Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Tax-Exempt Securities Trust and will be retained by
Morgan Stanley Tax-Exempt Securities Trust and furnished to the Securities and
Exchange Commission or its staff upon request.

                                       31